SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Acquisitions (Details) (USD $)	Sep. 30, 2011	Mar. 31, 2011
Price paid
Mutual Ditch Company Acquisition		$ 24,196,000
Orlando, Acquisition	3,459,000
Fair Value
Mutual Ditch Company Acquisition		24,196,000
Orlando, Acquisition	5,195,000
Gain (Loss)
Mutual Ditch Company Acquisition
Orlando, Acquisition	$ 1,736,000